Balance Sheet	Dec. 31, 2016 USD ($)
Current Assets
Cash
Total Assets	0
Current Liabilities
Accrued liabilities	5,250
Total Liabilities	5,250
Stockholders’ Deficit
Preferred Stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding as of December 31, 2016.
Common Stock, $0.001 par value; 100,000,000 shares authorized; 20,000,000 shares issued and outstanding at December 31, 2016.	2,000
Additional paid-in capital	312
Accumulated deficit	(7,562)
Total Stockholders’ Deficit	(5,250)
Total Liabilities and Stockholders’ Deficit	$ 0